INVENTORIES	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 4 – INVENTORIES

Inventories consisted of the following:

	As of	As of
	December 31, 2017	March 31, 2017
Raw materials	$3,205,286	$9,265,201
Work-in-progress	213,114	1,493,258
Finished goods	3,303,488	8,393,150
Total inventory	$6,721,888	$19,151,609

An inventory allowance was not considered necessary as of December 31, 2017 and March 31, 2017.

3. INVENTORIES

Inventories consisted of the following:

	As of	As of
	March 31, 2017	March 31, 2016
Raw materials	$4,884,583	$2,704,906
Raw materials in transit	4,380,618	3,411,070
Work-in-progress	1,493,258	1,012,901
Finished goods	8,393,150	9,381,825
Total inventory	$19,151,609	$16,510,702

An inventory allowance was not considered necessary as of March 31, 2017 and 2016.